FORM 5500, SCHEDULE H, PART IV, LINE 4i, SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i, SCHEDULE OF ASSETS (HELD AT END OF YEAR)

HUNTINGTON INGALLS INDUSTRIES FINANCIAL SECURITY AND SAVINGS PROGRAM
Employer ID No: 90-0607005
Plan No: 310

FORM 5500, SCHEDULE H, PART IV, LINE 4i, SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
($ in thousands)

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	(d) Cost	(e) Current Value
*	Plan Participants	Participant loans maturing 2026 to 2040 with interest rates ranging from 4.25% to 10.70%	**	$29,535

*	State Street Bank and Trust Company	Short-term Investment Fund	793	793

	Total			$30,328

*	Party-in-interest
**	Cost information is not required for participant-directed investments and loans, and therefore is not included.